UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: September 30, 2011

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Greenwood Gearhart Inc.
Address:   Post Office Box 4278
      	Fayetteville, Arkansas 72702

13f File Number:  28-4585

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     Mary Ann Greenwood
Title:      President
Phone:     479-521-5353

Signature, Place, and Date of Signature:
Mary Ann Greenwood, Fayetteville, Arkansas, November 10, 2011
Report Type (check only one.):
[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

None.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager:  0
Form 13F Information Table Entry Total: 48
Form 13F Information Table Value Total(x$1,000):  $104,294
List of Other Included managers:  None.


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Inc.                      COM              00206r102     1527    53525 SH       Sole                    52280              1245
American Express               COM              025816109     2721    60612 SH       Sole                    58747              1865
Aon                            COM              037389103     2064    49165 SH       Sole                    47865              1300
BNY Mellon                     COM              064058100     1440    77447 SH       Sole                    75352              2095
Bank of America                COM              060505104      958   156534 SH       Sole                   152624              3910
Boeing Company                 COM              097023105     2580    42637 SH       Sole                    41292              1345
Bunge Limited                  COM              013317810     2131    36562 SH       Sole                    35637               925
Caterpillar, Inc               COM              149123101     1710    23162 SH       Sole                    22567               595
Chevron                        COM              166764100     3717    40147 SH       Sole                    38967              1180
Cisco Systems                  COM              17275R102     3079   198631 SH       Sole                   193051              5580
Citigroup Inc                  COM              172967424     1197    46716 SH       Sole                    45446              1270
Coca-Cola                      COM              191216100     2472    36596 SH       Sole                    35471              1125
Corning, Inc.                  COM              219350105     1904   154005 SH       Sole                   149835              4170
Dell Inc.                      COM              24702r101     2132   150775 SH       Sole                   146770              4005
Diageo Plc ADR                 COM              25243q205     2324    30608 SH       Sole                    29833               775
Diamond Offshore Dr            COM              25271c102     1326    24216 SH       Sole                    23571               645
Disney, (Walt) Co              COM              254687106     3984   132104 SH       Sole                   128504              3600
DuPont deNemours               COM              263534109     2311    57827 SH       Sole                    56277              1550
Exxon Mobil Corp               COM              30231G102     3705    51012 SH       Sole                    49537              1475
FedEx Corp                     COM              31428X106     2415    35677 SH       Sole                    34797               880
General Electric               COM              369604103     3009   197722 SH       Sole                   192150              5572
Goodyear Tire                  COM              382550101     1258   124660 SH       Sole                   121530              3130
Home Depot                     COM              437076102     2563    77988 SH       Sole                    75783              2205
Int'l Business Mach            COM              459200101     2670    15267 SH       Sole                    14882               385
Intel Corp                     COM              458140100     2803   131365 SH       Sole                   127265              4100
J.B. Hunt                      COM              445658107     1205    33353 SH       Sole                    33353
JP Morgan Chase                COM              46625H100     2160    71728 SH       Sole                    69548              2180
Johnson & Johnson              COM              478160104     3161    49630 SH       Sole                    48030              1600
L-3 Communications             COM              502424104     1708    27557 SH       Sole                    26782               775
Lowe's                         COM              548661107     2072   107145 SH       Sole                   104155              2990
McDonalds Corp                 COM              580135101     2456    27969 SH       Sole                    27239               730
Microsoft                      COM              594918104     2327    93482 SH       Sole                    90382              3100
Morgan Stanley                 COM              617446448      814    60235 SH       Sole                    58485              1750
Novartis AG ADR                COM              66987V109     2160    38735 SH       Sole                    37255              1480
Pfizer Inc                     COM              717081103     2667   150836 SH       Sole                   147736              3100
Philips Elec ADR               COM              500472303     2995   166945 SH       Sole                   162590              4355
Pilgrim's Pride                COM              72147k108       44    10225 SH       Sole                    10225
Procter & Gamble               COM              742718109     2446    38721 SH       Sole                    37546              1175
Raytheon Company               COM              755111507     1845    45140 SH       Sole                    43860              1280
Royal Dutch Shl ADR            COM              780259206     2631    42768 SH       Sole                    41703              1065
Spirit Aerosystems             COM              848574109     1298    81365 SH       Sole                    79285              2080
Stryker Corp                   COM              863667101     1945    41260 SH       Sole                    40060              1200
Terex Corp.                    COM              880779103      229    22360 SH       Sole                    21840               520
Transocean Ltd                 COM              033380941     1168    24457 SH       Sole                    23852               605
Tyson Foods Cl A               COM              902494103     1744   100472 SH       Sole                    98467              2005
United Technologies            COM              913017109     3487    49554 SH       Sole                    48229              1325
Wal-Mart Stores                COM              931142103     3789    73011 SH       Sole                    70911              2100
Zimmer Inc.                    COM              98956p102     1944    36350 SH       Sole                    35335              1015